Schedule of Investments (unaudited) June 30, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
BWX Technologies Inc.	637	$33,188
Curtiss-Wright Corp.	286	36,359
Hexcel Corp.	570	46,102
Huntington Ingalls Industries Inc.	272	61,129
Spirit AeroSystems Holdings Inc., Class A	690	56,145
Teledyne Technologies Inc.(a)	240	65,729

		298,652

Air Freight & Logistics — 0.1%
XPO Logistics Inc.(a)	613	35,438

Airlines — 0.3%
Alaska Air Group Inc.	812	51,895
Copa Holdings SA, Class A, NVS	213	20,782
JetBlue Airways Corp.(a)	2,010	37,165

		109,842

Auto Components — 0.4%
BorgWarner Inc.	1,381	57,974
Gentex Corp.	1,714	42,182
Goodyear Tire & Rubber Co. (The)	1,563	23,914

		124,070

Automobiles — 0.2%
Harley-Davidson Inc.	1,061	38,015
Thor Industries Inc.	355	20,750

		58,765

Banks — 2.7%
Associated Banc-Corp.	1,085	22,937
Bank of Hawaii Corp.	271	22,469
Bank OZK	818	24,614
BankUnited Inc.	659	22,235
BOK Financial Corp.	217	16,379
CIT Group Inc.	646	33,941
Commerce Bancshares Inc.	666	39,733
Cullen/Frost Bankers Inc.	379	35,497
East West Bancorp. Inc.	972	45,460
First Citizens BancShares Inc./NC, Class A	49	22,063
First Hawaiian Inc.	909	23,516
First Horizon National Corp.	2,088	31,174
FNB Corp.	2,170	25,541
PacWest Bancorp.	790	30,676
People’s United Financial Inc.	2,654	44,534
Pinnacle Financial Partners Inc.	502	28,855
Popular Inc.	637	34,551
Prosperity Bancshares Inc.	447	29,524
Signature Bank/New York NY	361	43,623
Sterling Bancorp./DE	1,385	29,473
Synovus Financial Corp.	1,010	35,350
TCF Financial Corp.	1,077	22,391
Texas Capital Bancshares Inc.(a)	340	20,866
Umpqua Holdings Corp.	1,475	24,470
Webster Financial Corp.	613	29,283
Western Alliance Bancorp.(a)	648	28,978
Wintrust Financial Corp.	380	27,801
Zions Bancorp. N.A.	1,208	55,544

		851,478

Biotechnology — 1.9%
Agios Pharmaceuticals Inc.(a)(b)	348	17,358
Alkermes PLC(a)	1,047	23,599

Security	Shares	Value

Biotechnology (continued)
Alnylam Pharmaceuticals Inc.(a)	709	$51,445
Bluebird Bio Inc.(a)(b)	370	47,064
Exact Sciences Corp.(a)	857	101,160
Exelixis Inc.(a)	2,004	42,826
Ionis Pharmaceuticals Inc.(a)	859	55,208
Moderna Inc.(a)	169	2,474
Neurocrine Biosciences Inc.(a)	608	51,334
Sage Therapeutics Inc.(a)	338	61,885
Sarepta Therapeutics Inc.(a)(b)	472	71,720
Seattle Genetics Inc.(a)	734	50,800
United Therapeutics Corp.(a)	289	22,559

		599,432

Building Products — 1.0%
Allegion PLC	629	69,536
AO Smith Corp.	928	43,765
Armstrong World Industries Inc.	329	31,979
Fortune Brands Home & Security Inc.	933	53,302
Lennox International Inc.	238	65,450
Owens Corning	720	41,904
Resideo Technologies Inc.(a)	823	18,040

		323,976

Capital Markets — 1.4%
Affiliated Managers Group Inc.	342	31,512
BGC Partners Inc., Class A	1,917	10,026
Eaton Vance Corp., NVS	753	32,477
Evercore Inc., Class A	274	24,268
FactSet Research Systems Inc.	252	72,213
Janus Henderson Group PLC	707	15,130
Lazard Ltd., Class A	717	24,658
Legg Mason Inc.	573	21,934
LPL Financial Holdings Inc.	556	45,353
MarketAxess Holdings Inc.	245	78,748
Morningstar Inc.	133	19,237
SEI Investments Co.	864	48,470
Virtu Financial Inc., Class A	315	6,861

		430,887

Chemicals — 1.5%
Albemarle Corp.	705	49,639
Ashland Global Holdings Inc.	420	33,588
Axalta Coating Systems Ltd.(a)	1,390	41,380
Cabot Corp.	392	18,702
CF Industries Holdings Inc.	1,478	69,038
Chemours Co. (The)	1,094	26,256
Element Solutions Inc.(a)	1,532	15,841
Huntsman Corp.	1,494	30,537
NewMarket Corp.	46	18,443
Olin Corp.	1,107	24,254
RPM International Inc.	864	52,799
Scotts Miracle-Gro Co. (The)	265	26,103
Valvoline Inc.	1,272	24,842
Westlake Chemical Corp.	238	16,532
WR Grace & Co.	385	29,302

		477,256

Commercial Services & Supplies — 0.5%
ADT Inc.	793	4,853
Clean Harbors Inc.(a)	345	24,529
IAA Inc.(a)	1,036	40,176
KAR Auction Services Inc.	1,036	25,900
Rollins Inc.	948	34,005

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Stericycle Inc.(a)	597	$28,507

		157,970

Communications Equipment — 0.4%
Ciena Corp.(a)	1,040	42,775
CommScope Holding Co. Inc.(a)(b)	1,281	20,150
EchoStar Corp., Class A(a)	320	14,182
Ubiquiti Networks Inc.	103	13,545
ViaSat Inc.(a)	372	30,065

		120,717

Construction & Engineering — 0.6%
AECOM(a)	1,045	39,553
Fluor Corp.	945	31,837
Jacobs Engineering Group Inc.	884	74,601
Quanta Services Inc.	949	36,243
Valmont Industries Inc.	146	18,514

		200,748

Construction Materials — 0.1%
Eagle Materials Inc.	305	28,273

Consumer Finance — 0.4%
Credit Acceptance Corp.(a)	71	34,352
Navient Corp.	1,408	19,219
OneMain Holdings Inc.	437	14,775
Santander Consumer USA Holdings Inc.	714	17,107
SLM Corp.	2,890	28,091

		113,544

Containers & Packaging — 1.3%
AptarGroup Inc.	424	52,720
Ardagh Group SA	125	2,188
Avery Dennison Corp.	565	65,359
Berry Global Group Inc.(a)	885	46,542
Crown Holdings Inc.(a)	875	53,462
Graphic Packaging Holding Co.	1,968	27,513
Owens-Illinois Inc.	1,043	18,013
Packaging Corp. of America	626	59,670
Sealed Air Corp.	1,041	44,534
Silgan Holdings Inc.	527	16,126
Sonoco Products Co.	667	43,582

		429,709

Distributors — 0.1%
Pool Corp.	259	49,469

Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions Inc.(a)	386	58,236
frontdoor Inc.(a)	573	24,954
Graham Holdings Co., Class B	29	20,011
Grand Canyon Education Inc.(a)	320	37,446
H&R Block Inc.	1,366	40,024
Service Corp. International/U.S.	1,187	55,528
ServiceMaster Global Holdings Inc.(a)(b)	915	47,662

		283,861

Diversified Financial Services — 0.3%
Jefferies Financial Group Inc.	1,721	33,095
Voya Financial Inc.	962	53,198

		86,293

Diversified Telecommunication Services — 0.3%
GCI Liberty Inc., Class A(a)	657	40,379
Zayo Group Holdings Inc.(a)	1,516	49,892

		90,271

Security	Shares	Value

Electric Utilities — 0.9%
Alliant Energy Corp.	1,594	$78,233
Hawaiian Electric Industries Inc.	725	31,574
IDACORP Inc.	337	33,845
OGE Energy Corp.	1,343	57,158
Pinnacle West Capital Corp.	754	70,944

		271,754

Electrical Equipment — 0.6%
Acuity Brands Inc.	265	36,546
GrafTech International Ltd.	419	4,818
Hubbell Inc.	364	47,466
nVent Electric PLC	1,047	25,955
Regal Beloit Corp.	286	23,369
Sensata Technologies Holding PLC(a)	1,065	52,185

		190,339

Electronic Equipment, Instruments & Components — 1.6%
Arrow Electronics Inc.(a)	567	40,410
Avnet Inc.	707	32,006
Cognex Corp.	1,099	52,730
Coherent Inc.(a)	162	22,092
Dolby Laboratories Inc., Class A	426	27,520
FLIR Systems Inc.	906	49,015
Jabil Inc.	1,001	31,632
Littelfuse Inc.	161	28,483
National Instruments Corp.	871	36,573
SYNNEX Corp.	276	27,158
Trimble Inc.(a)	1,686	76,055
Zebra Technologies Corp., Class A(a)	358	74,997

		498,671

Energy Equipment & Services — 0.3%
Apergy Corp.(a)(b)	525	17,609
Helmerich & Payne Inc.	718	36,345
Patterson-UTI Energy Inc.	1,372	15,792
Transocean Ltd.(a)	3,874	24,832

		94,578

Entertainment — 0.6%
Cinemark Holdings Inc.	721	26,028
Liberty Media Corp.-Liberty Formula One, Class A(a)	168	6,024
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a).	1,324	49,531
Lions Gate Entertainment Corp., Class A	363	4,447
Lions Gate Entertainment Corp., Class B, NVS	685	7,953
Madison Square Garden Co. (The), Class A(a)	125	34,993
World Wrestling Entertainment Inc., Class A	291	21,013
Zynga Inc., Class A(a)	5,677	34,800

		184,789

Equity Real Estate Investment Trusts (REITs) — 6.4%
American Campus Communities Inc.	916	42,283
American Homes 4 Rent, Class A	1,720	41,813
Americold Realty Trust	1,285	41,660
Apartment Investment & Management Co., Class A	990	49,619
Apple Hospitality REIT Inc.	1,406	22,299
Brandywine Realty Trust	1,183	16,941
Brixmor Property Group Inc.	1,993	35,635
Camden Property Trust	625	65,244
Colony Capital Inc.	3,235	16,175
Columbia Property Trust Inc.	778	16,136
CoreSite Realty Corp.	247	28,447
Corporate Office Properties Trust	748	19,725
Cousins Properties Inc.	1,113	40,257
CubeSmart	1,259	42,101

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CyrusOne Inc.	748	$43,175
Douglas Emmett Inc.	1,086	43,266
Duke Realty Corp.	2,415	76,338
Empire State Realty Trust Inc., Class A	980	14,514
EPR Properties	502	37,444
Equity Commonwealth	805	26,179
Equity LifeStyle Properties Inc.	575	69,770
Gaming and Leisure Properties Inc.	1,357	52,896
Healthcare Trust of America Inc., Class A	1,366	37,469
Highwoods Properties Inc.	691	28,538
Hospitality Properties Trust	1,092	27,300
Hudson Pacific Properties Inc.	1,016	33,802
Iron Mountain Inc.	1,913	59,877
JBG SMITH Properties	819	32,219
Kilroy Realty Corp.	664	49,010
Kimco Realty Corp.	2,702	49,933
Lamar Advertising Co., Class A	572	46,166
Liberty Property Trust	989	49,490
Life Storage Inc.	311	29,570
Macerich Co. (The)	945	31,648
Medical Properties Trust Inc.	2,624	45,763
National Retail Properties Inc.	1,084	57,463
Omega Healthcare Investors Inc.	1,433	52,663
Outfront Media Inc.	950	24,500
Paramount Group Inc.	1,348	18,885
Park Hotels & Resorts Inc.	1,355	37,344
Rayonier Inc.	875	26,512
Regency Centers Corp.	1,114	74,348
Retail Properties of America Inc., Class A	1,451	17,064
SITE Centers Corp.	943	12,485
SL Green Realty Corp.	563	45,248
Spirit Realty Capital Inc.	586	24,999
STORE Capital Corp.	1,387	46,034
Sun Communities Inc.	566	72,555
Taubman Centers Inc.	399	16,291
VEREIT Inc.	6,529	58,826
VICI Properties Inc.	2,990	65,900
Weingarten Realty Investors	818	22,430

		2,036,249

Food & Staples Retailing — 0.3%
Casey’s General Stores Inc.	246	38,374
Sprouts Farmers Market Inc.(a)	787	14,866
U.S. Foods Holding Corp.(a)	1,462	52,281

		105,521

Food Products — 0.9%
Beyond Meat Inc.(a)	64	10,284
Bunge Ltd.	923	51,420
Flowers Foods Inc.	1,309	30,460
Hain Celestial Group Inc. (The)(a)	614	13,447
Ingredion Inc.	448	36,956
Lamb Weston Holdings Inc.	979	62,029
Pilgrim’s Pride Corp.(a)	366	9,293
Post Holdings Inc.(a)	435	45,227
Seaboard Corp.	2	8,273
TreeHouse Foods Inc.(a)	376	20,342

		287,731

Gas Utilities — 0.5%
Atmos Energy Corp.	776	81,915
National Fuel Gas Co.	552	29,118

Security	Shares	Value

Gas Utilities (continued)
UGI Corp.	1,166	$62,276

		173,309

Health Care Equipment & Supplies — 1.5%
Cantel Medical Corp.	250	20,160
DexCom Inc.(a)	608	91,103
Hill-Rom Holdings Inc.	450	47,079
ICU Medical Inc.(a)	130	32,748
Insulet Corp.(a)	399	47,633
Integra LifeSciences Holdings Corp.(a)	481	26,864
Masimo Corp.(a)	315	46,878
Penumbra Inc.(a)	211	33,760
Steris PLC(a)	563	83,819
West Pharmaceutical Services Inc.	490	61,324

		491,368

Health Care Providers & Services — 0.7%
Acadia Healthcare Co. Inc.(a)(b)	584	20,411
Chemed Corp.	104	37,527
Covetrus Inc.(a)	652	15,948
Encompass Health Corp.	657	41,628
Guardant Health Inc.(a)	231	19,942
MEDNAX Inc.(a)	567	14,305
Molina Healthcare Inc.(a)	416	59,546
Premier Inc., Class A(a)	350	13,689

		222,996

Health Care Technology — 0.1%
Medidata Solutions Inc.(a)	403	36,476

Hotels, Restaurants & Leisure — 1.7%
Aramark	1,645	59,319
Caesars Entertainment Corp.(a)	3,824	45,200
Choice Hotels International Inc.	225	19,577
Domino’s Pizza Inc.	274	76,249
Dunkin’ Brands Group Inc.	555	44,211
Extended Stay America Inc.	1,256	21,214
Hilton Grand Vacations Inc.(a)	607	19,315
Hyatt Hotels Corp., Class A	253	19,261
International Game Technology PLC	658	8,534
Planet Fitness Inc., Class A(a)	568	41,146
Six Flags Entertainment Corp.	534	26,529
Vail Resorts Inc.	270	60,259
Wendy’s Co. (The)	1,249	24,455
Wyndham Destinations Inc.	619	27,174
Wyndham Hotels & Resorts Inc.	642	35,785

		528,228

Household Durables — 1.0%
Leggett & Platt Inc.	879	33,727
Newell Brands Inc.	2,548	39,290
NVR Inc.(a)	21	70,775
PulteGroup Inc.	1,726	54,576
Roku Inc.(a)	549	49,728
Tempur Sealy International Inc.(a)	307	22,525
Toll Brothers Inc.	906	33,178

		303,799

Household Products — 0.1%
Energizer Holdings Inc.	431	16,654
Spectrum Brands Holdings Inc.	236	12,690

		29,344

Independent Power and Renewable Electricity Producers — 0.4%
NRG Energy Inc.	1,785	62,689

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Vistra Energy Corp.	2,785	$63,053

		125,742

Industrial Conglomerates — 0.2%
Carlisle Companies Inc.	376	52,794

Insurance — 2.9%
Alleghany Corp.(a)	93	63,343
American Financial Group Inc./OH	563	57,691
American National Insurance Co.	50	5,824
Assurant Inc.	412	43,829
Assured Guaranty Ltd.	665	27,983
Axis Capital Holdings Ltd.	557	33,225
Brighthouse Financial Inc.(a)(b)	777	28,508
Brown & Brown Inc.	1,581	52,963
Erie Indemnity Co., Class A, NVS	165	41,956
Everest Re Group Ltd.	270	66,739
First American Financial Corp.	735	39,470
Hanover Insurance Group Inc. (The)	273	35,026
Mercury General Corp.	188	11,750
Old Republic International Corp.	1,900	42,522
Primerica Inc.	283	33,946
Reinsurance Group of America Inc.	481	75,050
RenaissanceRe Holdings Ltd.	292	51,979
Torchmark Corp.	725	64,858
Unum Group	1,420	47,641
White Mountains Insurance Group Ltd.	20	20,429
WR Berkley Corp.	1,102	72,655

		917,387

Interactive Media & Services — 0.3%
TripAdvisor Inc.(a)	707	32,727
Zillow Group Inc., Class A(a)(b)	384	17,572
Zillow Group Inc., Class C, NVS(a)(b)	827	38,364

		88,663

Internet & Direct Marketing Retail — 0.4%
Etsy Inc.(a)	801	49,157
GrubHub Inc.(a)	613	47,808
Qurate Retail Inc.(a)	2,640	32,710

		129,675

IT Services — 2.5%
Alliance Data Systems Corp.	299	41,899
Amdocs Ltd.	919	57,061
Black Knight Inc.(a)	963	57,924
Booz Allen Hamilton Holding Corp.	914	60,516
CACI International Inc., Class A(a)	164	33,553
CoreLogic Inc.(a)	541	22,630
EPAM Systems Inc.(a)	347	60,066
Euronet Worldwide Inc.(a)	335	56,360
Genpact Ltd.	1,081	41,175
Jack Henry & Associates Inc.	514	68,835
Leidos Holdings Inc.	912	72,823
MongoDB Inc.(a)	196	29,810
Okta Inc.(a)	684	84,481
Sabre Corp.	1,850	41,070
Switch Inc., Class A	393	5,144
WEX Inc.(a)	288	59,933

		793,280

Leisure Products — 0.3%
Brunswick Corp./DE	581	26,662
Mattel Inc.(a)	2,303	25,817

Security	Shares	Value

Leisure Products (continued)
Polaris Industries Inc.	384	$35,032

		87,511

Life Sciences Tools & Services — 1.1%
Bio-Rad Laboratories Inc., Class A(a)	143	44,700
Bio-Techne Corp.	252	52,539
Bruker Corp.	694	34,665
Charles River Laboratories International Inc.(a)	323	45,834
PerkinElmer Inc.	738	71,099
PRA Health Sciences Inc.(a)	392	38,867
QIAGEN NV(a)	1,481	60,055

		347,759

Machinery — 2.7%
AGCO Corp.	426	33,045
Allison Transmission Holdings Inc.	775	35,921
Colfax Corp.(a)	622	17,435
Crane Co.	339	28,286
Donaldson Co. Inc.	855	43,485
Flowserve Corp.	878	46,262
Gardner Denver Holdings Inc.(a)(b)	874	30,240
Gates Industrial Corp. PLC(a)	326	3,720
Graco Inc.	1,111	55,750
IDEX Corp.	507	87,275
ITT Inc.	590	38,633
Lincoln Electric Holdings Inc.	403	33,175
Middleby Corp. (The)(a)	371	50,345
Nordson Corp.	385	54,404
Oshkosh Corp.	469	39,157
Pentair PLC	1,148	42,706
Snap-on Inc.	369	61,121
Timken Co. (The)	451	23,154
Toro Co. (The)	707	47,298
Trinity Industries Inc.	718	14,899
WABCO Holdings Inc.(a)	342	45,349
Woodward Inc.	369	41,756

		873,416

Marine — 0.1%
Kirby Corp.(a)	400	31,600

Media — 0.9%
AMC Networks Inc., Class A(a)(b)	294	16,020
Cable One Inc.	35	40,985
Interpublic Group of Companies Inc. (The)	2,593	58,576
John Wiley & Sons Inc., Class A	301	13,804
New York Times Co. (The), Class A	978	31,902
News Corp., Class A, NVS	2,574	34,723
News Corp., Class B	818	11,419
Nexstar Media Group Inc., Class A	301	30,401
Sinclair Broadcast Group Inc., Class A	402	21,559
Tribune Media Co., Class A	594	27,455

		286,844

Metals & Mining — 0.5%
Alcoa Corp.(a)	1,256	29,403
Reliance Steel & Aluminum Co.	437	41,349
Royal Gold Inc.	438	44,891
Steel Dynamics Inc.	1,421	42,914
U.S. Steel Corp.	1,151	17,622

		176,179

Mortgage Real Estate Investment — 0.7%
AGNC Investment Corp.	3,604	60,619

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Chimera Investment Corp.	1,251	$23,606
MFA Financial Inc.	3,013	21,633
New Residential Investment Corp.	2,778	42,754
Starwood Property Trust Inc.	1,824	41,441
Two Harbors Investment Corp.	1,816	23,009

		213,062

Multi-Utilities — 0.1%
MDU Resources Group Inc.	1,321	34,082

Multiline Retail — 0.5%
Kohl’s Corp.	1,092	51,925
Macy’s Inc.	2,073	44,486
Nordstrom Inc.	727	23,162
Ollie’s Bargain Outlet Holdings Inc.(a)	353	30,750

		150,323

Oil, Gas & Consumable Fuels — 1.3%
Antero Midstream Corp.	1,518	17,396
Antero Resources Corp.(a)	1,768	9,777
Centennial Resource Development Inc./DE, Class A(a)	1,225	9,298
Chesapeake Energy Corp.(a)(b)	7,565	14,752
Cimarex Energy Co.	671	39,811
EQT Corp.	1,709	27,019
Equitrans Midstream Corp.(a)	1,369	26,983
HollyFrontier Corp.	1,060	49,057
Kosmos Energy Ltd.	2,422	15,186
Murphy Oil Corp.	1,116	27,509
Parsley Energy Inc., Class A(a)	1,805	34,313
PBF Energy Inc., Class A	806	25,228
Range Resources Corp.	1,429	9,974
Targa Resources Corp.	1,532	60,146
WPX Energy Inc.(a)(b)	2,806	32,297

		398,746

Paper & Forest Products — 0.1%
Domtar Corp.	427	19,014

Personal Products — 0.1%
Herbalife Nutrition Ltd.(a)(b)	687	29,376
Nu Skin Enterprises Inc., Class A	371	18,298

		47,674

Pharmaceuticals — 0.7%
Catalent Inc.(a)	972	52,692
Horizon Therapeutics PLC(a)	1,233	29,666
Jazz Pharmaceuticals PLC(a)	370	52,747
Nektar Therapeutics(a)	1,124	39,992
Perrigo Co. PLC	846	40,287

		215,384

Professional Services — 0.3%
ManpowerGroup Inc.	398	38,447
Robert Half International Inc.	776	44,240

		82,687

Real Estate Management & Development — 0.2%
Howard Hughes Corp. (The)(a)	269	33,313
Jones Lang LaSalle Inc.	305	42,910

		76,223

Road & Rail — 0.4%
AMERCO	60	22,713
Genesee & Wyoming Inc., Class A(a)	374	37,400
Knight-Swift Transportation Holdings Inc.	847	27,815
Landstar System Inc.	270	29,157

Security	Shares	Value

Road & Rail (continued)
Ryder System Inc.	349	$20,347
Schneider National Inc., Class B	370	6,749

		144,181

Semiconductors & Semiconductor Equipment — 1.4%
Cree Inc.(a)	705	39,607
Cypress Semiconductor Corp.	2,444	54,355
Entegris Inc.	902	33,663
First Solar Inc.(a)	553	36,321
MKS Instruments Inc.	363	28,274
Monolithic Power Systems Inc.	280	38,018
ON Semiconductor Corp.(a)	2,731	55,193
Teradyne Inc.	1,146	54,905
Universal Display Corp.	287	53,973
Versum Materials Inc.	734	37,860

		432,169

Software — 4.2%
2U Inc.(a)(b)	378	14,228
Alteryx Inc., Class A(a)	304	33,173
Anaplan Inc.(a)	551	27,809
Aspen Technology Inc.(a)	462	57,417
Avalara Inc.(a)	286	20,649
CDK Global Inc.	815	40,294
Ceridian HCM Holding Inc.(a)	415	20,833
Coupa Software Inc.(a)	410	51,910
DocuSign Inc.(a)	1,023	50,853
Elastic NV(a)	251	18,740
Fair Isaac Corp.(a)	189	59,350
FireEye Inc.(a)	1,335	19,771
Guidewire Software Inc.(a)(b)	548	55,556
HubSpot Inc.(a)	267	45,529
LogMeIn Inc.	329	24,241
Manhattan Associates Inc.(a)	434	30,089
New Relic Inc.(a)	315	27,251
Nuance Communications Inc.(a)	1,944	31,046
Nutanix Inc., Class A(a)	942	24,435
Pagerduty Inc.(a)	67	3,152
Paycom Software Inc.(a)	329	74,591
Paylocity Holding Corp.(a)	216	20,265
Pegasystems Inc.	257	18,301
Pluralsight Inc., Class A(a)	420	12,734
Proofpoint Inc.(a)	369	44,372
PTC Inc.(a)	696	62,473
RealPage Inc.(a)	533	31,367
RingCentral Inc., Class A(a)(b)	468	53,783
Smartsheet Inc., Class A(a)	570	27,588
SolarWinds Corp.(a)(b)	306	5,612
Tableau Software Inc., Class A(a)	509	84,504
Teradata Corp.(a)	780	27,963
Trade Desk Inc. (The), Class A(a)	254	57,856
Tyler Technologies Inc.(a)(b)	253	54,653
Zendesk Inc.(a)	722	64,280
Zscaler Inc.(a)	412	31,576

		1,328,244

Specialty Retail — 1.0%
AutoNation Inc.(a)	360	15,099
Burlington Stores Inc.(a)	439	74,696
Carvana Co.(a)	265	16,586
Dick’s Sporting Goods Inc.	456	15,791
Five Below Inc.(a)	367	44,047

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Floor & Decor Holdings Inc., Class A(a)	448	$18,771
Foot Locker Inc.	748	31,356
L Brands Inc.	1,526	39,829
Penske Automotive Group Inc.	238	11,257
Urban Outfitters Inc.(a)	501	11,398
Williams-Sonoma Inc.	524	34,060

		312,890

Technology Hardware, Storage & Peripherals — 0.3%
NCR Corp.(a)	808	25,129
Pure Storage Inc., Class A(a)	1,531	23,378
Xerox Corp.	1,247	44,156

		92,663

Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(a)	956	33,154
Carter’s Inc.	299	29,164
Columbia Sportswear Co.	203	20,332
Hanesbrands Inc.	2,422	41,707
Ralph Lauren Corp.	350	39,757
Skechers U.S.A. Inc., Class A(a)	888	27,963

		192,077

Thrifts & Mortgage Finance — 0.3%
LendingTree Inc.(a)	51	21,422
MGIC Investment Corp.(a)	2,372	31,168
New York Community Bancorp. Inc.	3,034	30,279
TFS Financial Corp.	341	6,162

		89,031

Trading Companies & Distributors — 0.5%
Air Lease Corp.	699	28,897
HD Supply Holdings Inc.(a)	1,144	46,080
MSC Industrial Direct Co. Inc., Class A	292	21,684
Univar Inc.(a)	1,057	23,296
Watsco Inc.	216	35,323
WESCO International Inc.(a)	300	15,195

		170,475

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	494	20,027

Water Utilities — 0.2%
Aqua America Inc.	1,446	59,821

Security	Shares	Value

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems Inc.	678	$20,611
U.S. Cellular Corp.(a)	105	4,691

		25,302

Total Common Stocks — 57.9% (Cost: $17,604,908)		18,340,728

Investment Companies

Exchange Traded Funds — 42.0%
iShares Russell 2000 ETF(b)(c)	85,562	13,304,891

Total Investment Companies — 42.0% (Cost: $12,843,231)		13,304,891

Short-Term Investments

Money Market Funds — 50.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	15,888,391	15,896,336
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	30,889	30,889

		15,927,225

Total Short-Term Investments — 50.3% (Cost: $15,927,070)		15,927,225

Total Investments in Securities — 150.2% (Cost: $46,375,209)		47,572,844

Other Assets, Less Liabilities — (50.2)%		(15,897,180)

Net Assets — 100.0%		$31,675,664

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	367,819	15,520,572	(a)	—	15,888,391	$15,896,336	$8,718	(b)	$3,017	$93
BlackRock Cash Funds: Treasury, SL Agency Shares	26,828	4,061	(a)	—	30,889	30,889	271		—	—
iShares Russell 2000 ETF	100,837	13,220		(28,495)	85,562	13,304,891	54,051		356,867	(125,694)

						$29,232,116	$63,040		$359,884	$(125,601)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 2500 ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$18,340,728	$—	$—	$18,340,728
Investment Companies	13,304,891	—	—	13,304,891
Money Market Funds	15,927,225	—	—	15,927,225

	$47,572,844	$—	$—	$47,572,844

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares